As filed with the Securities and Exchange Commission on April 7, 2021
Registration Statement Nos. 333-152258
811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 15	☒
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 235	☒
(Check Appropriate box or boxes.)
Brighthouse Separate Account Eleven for Variable Annuities
(Exact name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the prospectus dated May 1, 2010 (the “Prospectus”) filed in Post-Effective Amendment No. 2/Amendment No. 126 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 8, 2010.
This registration statement also incorporates by reference the Supplement dated May 1, 2011 to the Prospectus filed in Post-Effective Amendment No. 3/Amendment No. 138 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 7, 2011.
This registration statement also incorporates by reference the Supplement dated April 30, 2012 to the Prospectus filed in Post-Effective Amendment No. 4/Amendment No. 150 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 6, 2012.
This registration statement also incorporates by reference the Supplement dated April 29, 2013 to the Prospectus filed in Post-Effective Amendment No. 5/Amendment No. 158 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 5, 2013.
This registration statement also incorporates by reference the Supplement dated April 28, 2014 to the Prospectus filed in Post-Effective Amendment No. 6/Amendment No. 166 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 4, 2014.
This registration statement also incorporates by reference the Supplement dated May 1, 2015 to the Prospectus filed in Post-Effective Amendment No. 7/Amendment No. 178 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 9, 2015.
This registration statement also incorporates by reference the Supplement dated May 1, 2016 to the Prospectus filed in Post-Effective Amendment No. 8/Amendment No. 189 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 7, 2016.
This registration statement also incorporates by reference the Supplement dated May 1, 2017 to the Prospectus filed in Post-Effective Amendment No. 9/Amendment No. 199 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 6, 2017.
This registration statement also incorporates by reference the Supplement dated April 30, 2018 to the Prospectus filed in Post-Effective Amendment No. 11/Amendment No. 210 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 25, 2018.
This registration statement also incorporates by reference the Supplement dated April 29, 2019 to the Prospectus filed in Post-Effective Amendment No. 12/Amendment No. 216 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 3, 2019.
This registration statement also incorporates by reference the Supplement dated May 1, 2020 to the Prospectus filed in Post-Effective Amendment No. 14/Amendment No. 226 to the registration statement on Form N-4 (File Nos. 333-152258/811-21262) filed on April 3, 2020.

PrimEliteSM Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated April 30, 2021
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for PrimEliteSM Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
The following information should be read in connection with the information presented on the first page of your prospectus.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Equity and Income Fund
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds The Bond Fund of America (formerly American Funds Bond Fund)
Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio — Class B
Invesco Comstock Portfolio — Class B
Loomis Sayles Growth Portfolio — Class A
MFS® Research International Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class E
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
MFS® Total Return Portfolio — Class F
T. Rowe Price Large Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Equity-Income Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I
ClearBridge Variable Dividend Strategy Portfolio — Class II
ClearBridge Variable Large Cap Growth Portfolio — Class I
ClearBridge Variable Large Cap Value Portfolio — Class I
ClearBridge Variable Mid Cap Portfolio — Class I
ClearBridge Variable Small Cap Growth Portfolio — Class I
QS Variable Conservative Growth — Class I
QS Variable Growth — Class I
QS Variable Moderate Growth — Class I
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or fund substitution. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated April 30, 2021. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy write to us at Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075(1), call 888-243-1932(1) or access the SEC’s website (http://www.sec.gov). Please see Appendix C for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(1)	Please note that this is a new phone number and new address do not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,
If any of the above apply, please use this phone number 833-208-3018 or this address Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge
(as a percentage of the Purchase Payments withdrawn)
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal To	But less than
0	1	8%
1	2	7%
2	3	6%
3	4	5%
4	5	4%
5	6	3%
6	7	2%
7	8	1%
8+		0%

Variable Liquidity Benefit Charge	8% (1)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30
(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	8%
1 years	2 years	7%
2 years	3 years	6%
3 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 years	8 years	1%
8 + years		0%
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
Mortality & Expense Risk Charge	1.25% (2)
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges	1.40%
(2)	We are waiving the following amounts of the Mortality and Expense Risk Charge: 0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the BlackRock Capital Appreciation

Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.03% for the Subaccount investing in the Invesco Comstock Portfolio – Class B, an amount equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio – Class E, and an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Clarion Global Real Estate Portfolio – Class B.
Underlying Fund Expenses as of December 31, 2020 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 888-243-1932(1).
(1)	Please note that this new phone number does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.
If any of the above apply, please use the following phone number 833-208-3018.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.51%	1.38%
Underlying Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Fund	0.38%	0.25%	0.19%	0.01%	0.83%	0.01%	0.82%
American Funds Insurance Series®
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
American Funds The Bond Fund of America	0.36%	0.25%	0.04%	—	0.65%	0.19%	0.46%
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio†	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Wellington Large Cap Research Portfolio†	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Global Equity Portfolio†	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Loomis Sayles Growth Portfolio	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio†	0.34%	0.15%	0.05%	—	0.54%	—	0.54%
BlackRock Capital Appreciation Portfolio†	0.69%	0.15%	0.03%	—	0.87%	0.09%	0.78%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.15%	0.04%	—	0.54%	0.03%	0.51%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio†	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio†	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MFS® Total Return Portfolio	0.57%	0.20%	0.07%	—	0.84%	0.03%	0.81%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Western Asset Management U.S. Government Portfolio	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity® Variable Insurance Products
Equity-Income Portfolio	0.43%	0.25%	0.10%	—	0.78%	—	0.78%
Mid Cap Portfolio	0.53%	0.25%	0.09%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund	0.46%	0.25%	0.01%	0.01%	0.73%	0.01%	0.72%
Franklin Mutual Shares VIP Fund	0.68%	0.25%	0.05%	—	0.98%	—	0.98%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.04%	—	0.74%	—	0.74%
ClearBridge Variable Dividend Strategy Portfolio†	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.08%	—	0.73%	—	0.73%
ClearBridge Variable Mid Cap Portfolio	0.75%	—	0.10%	—	0.85%	—	0.85%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
QS Variable Conservative Growth	—	—	0.14%	0.57%	0.71%	—	0.71%
QS Variable Growth	—	—	0.14%	0.68%	0.82%	—	0.82%
QS Variable Moderate Growth	—	—	0.35%	0.63%	0.98%	0.15%	0.83%
Legg Mason Partners Variable Income Trust
Western Asset Core Plus VIT Portfolio	0.45%	—	0.14%	—	0.59%	0.05%	0.54%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.09%	—	0.99%	—	0.99%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.73%	—	1.38%	0.49%	0.89%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Condensed Financial Information

See Appendix A.
The Annuity Contract

Contract Owner Inquires
The contact information for the offices that administer your contract has changed(1). Please use the new contact information listed below for all requests and elections, (including payments).
•	Address: Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075
•	Telephone: (888) 243-1932
•	Fax: Brighthouse Policy Holder Services, (877) 246-8424
•	Website: brighthousefinancial.com

(1)	Please note that this new contact information does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,
If any of the above apply, please use the following contact information for all correspondence and requests except payments/contributions: Address: Brighthouse Life Insurance Company P.O. Box 7104, Troy, MI 48007-7104, Telephone: 833-208-3018; Fax: 877-319-2495; Website: brighthousefinancial.com. For payments/contributions please use the following address: Brighthouse Life Insurance Company, P.O. Box 70247, Philadelphia, PA 19176-0247.
The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 888-243-1932(1) or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Equity and Income Fund	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds The Bond Fund of America (formerly American Funds Bond Fund)	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio — Class B††	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Wellington Large Cap Research Portfolio — Class E††	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class B	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio¹ — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Value Portfolio — Class E	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E††	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class E††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D††	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Jennison Growth Portfolio — Class B††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity® Variable Insurance Products — Service Class 2
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio — Class I	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class I††	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio — Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Large Cap Growth Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio — Class I	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Mid Cap Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
QS Variable Conservative Growth — Class I	Seeks a balance of growth of capital and income.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Growth — Class I	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Moderate Growth — Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Asset Management US, Inc.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options have been subject to a name change or fund substitution. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
(1)	Please note that this new phone number does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or

(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.

If any of the above apply, please use the following phone number 833-208-3018.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
MFS® Research International Portfolio
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.
State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a) the calendar year in which You reach age 72 (age 70½, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 72 (age 70½, if you were born on or before June 30, 1949) even if you have not retired, taking your first distribution no later than by April 1 of the year after You reach age 72 (age 70½, if you were born on or before June 30, 1949).
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70½, if you were born on or before June 30, 1949), if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.

Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2021, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59½ unless the distribution is made by reason of death, disability or as part of a series of payments for life or life expectancy, or another exception applies. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 72 (age 70½, If the individual was born on or before June 30, 1949). Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $58,000 or 25% of pay for each participant in 2021.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.

TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59½, you cannot withdraw money from your TSA Contract unless the withdrawal:
•	Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•	Is directly transferred to another permissible investment under §403(b) arrangements;
•	Relates to amounts that are not salary reduction elective deferrals;
•	Occurs after you die, leave your job or become disabled (as defined by the Code);
•	Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•	Relates to rollover or after-tax contributions; or
•	Is for the purchase of permissive service credit under a governmental defined benefit plan.
Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)	The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)	In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)	All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)	In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)	No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.
(6)	If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)	We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.
In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59½ and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59½, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•	a non-taxable return of your Purchase Payment; or
•	a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Federal law imposes a 3.8% Net Investment Income tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.
Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Non-Resident Aliens
Distributions to non resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Other Information

PrimElite IISM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
COVID-19
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Underlying Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account PF/PF II for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.
PrimElite — Separate Account Charges 1.40%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Subaccount (Series II) (5/03)	2020	2.776	3.002	1,315,635
	2019	2.346	2.776	1,752,944
	2018	2.636	2.346	1,984,121
	2017	2.413	2.636	2,212,148
	2016	2.131	2.413	2,680,168
	2015	2.218	2.131	3,196,831
	2014	2.068	2.218	3,551,510
	2013	1.679	2.068	4,131,454
	2012	1.515	1.679	5,078,889
	2011	1.557	1.515	6,112,288
Invesco V.I. Growth and Income Subaccount (Series II) (9/00)	2014	1.873	1.885	—
	2013	1.420	1.873	10,852,948
	2012	1.260	1.420	13,016,440
	2011	1.307	1.260	16,161,101
American Funds Insurance Series®
American Funds Bond Subaccount (Class 2) (4/08)	2020	1.949	2.108	736,613
	2019	1.807	1.949	721,213
	2018	1.846	1.807	657,192
	2017	1.806	1.846	692,461
	2016	1.779	1.806	905,033
	2015	1.799	1.779	994,471
	2014	1.733	1.799	1,164,235
	2013	1.796	1.733	1,189,961
	2012	1.728	1.796	1,443,810
	2011	1.652	1.728	1,596,994
American Funds Global Growth Subaccount (Class 2) (4/08)	2020	4.667	6.004	225,082
	2019	3.498	4.667	268,552
	2018	3.901	3.498	290,852
	2017	3.009	3.901	304,682
	2016	3.032	3.009	399,328
	2015	2.876	3.032	437,152
	2014	2.850	2.876	419,712
	2013	2.237	2.850	475,189
	2012	1.851	2.237	572,167
	2011	2.061	1.851	750,716
American Funds Global Small Capitalization Subaccount (Class 2) (4/08)	2020	5.202	6.655	43,254
	2019	4.011	5.202	51,927
	2018	4.548	4.011	59,180
	2017	3.663	4.548	70,481
	2016	3.639	3.663	112,470
	2015	3.680	3.639	133,195
	2014	3.655	3.680	197,556
	2013	2.889	3.655	237,299
	2012	2.479	2.889	254,365
	2011	3.110	2.479	393,547
American Funds Growth Subaccount (Class 2) (4/08)	2020	4.669	7.002	375,513
	2019	3.621	4.669	454,146
	2018	3.681	3.621	502,154
	2017	2.910	3.681	522,917
	2016	2.695	2.910	622,191
	2015	2.558	2.695	708,570

PrimElite — Separate Account Charges 1.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2014	2.390	2.558	898,378
	2013	1.863	2.390	1,109,391
	2012	1.603	1.863	1,179,333
	2011	1.698	1.603	1,536,169
American Funds Growth-Income Subaccount (Class 2) (4/08)	2020	3.760	4.210	249,140
	2019	3.023	3.760	284,001
	2018	3.121	3.023	294,012
	2017	2.586	3.121	293,939
	2016	2.352	2.586	349,807
	2015	2.351	2.352	369,889
	2014	2.155	2.351	473,173
	2013	1.637	2.155	594,714
	2012	1.413	1.637	601,450
	2011	1.460	1.413	819,423
Brighthouse Funds Trust I
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2020	3.695	3.623	116,701
	2019	2.910	3.695	108,937
	2018	3.481	2.910	124,473
	2017	3.160	3.481	147,917
	2016	2.442	3.160	191,478
	2015	2.618	2.442	234,574
	2014	2.610	2.618	308,331
	2013	1.998	2.610	350,812
	2012	1.718	1.998	468,544
	2011	1.914	1.718	566,959
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.425	2.920	7,086,888
	2019	1.866	2.425	7,743,948
	2018	2.019	1.866	8,493,328
	2017	1.679	2.019	9,325,209
	2016	1.572	1.679	10,249,829
	2015	1.527	1.572	11,689,752
	2014	1.363	1.527	13,357,824
	2013	1.030	1.363	15,628,909
	2012	0.920	1.030	18,419,815
	2011	0.931	0.920	22,207,018
BHFTI Clarion Global Real Estate Subaccount (Class B) (4/14)	2020	2.181	2.042	398,119
	2019	1.772	2.181	473,120
	2018	1.967	1.772	531,638
	2017	1.801	1.967	604,166
	2016	1.811	1.801	697,053
	2015	1.862	1.811	956,577
	2014	1.752	1.862	1,073,415
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	2.937	2.881	1,457,723
	2019	2.383	2.937	1,658,734
	2018	2.751	2.383	1,801,709
	2017	2.364	2.751	2,021,228
	2016	2.044	2.364	2,382,082
	2015	2.204	2.044	2,750,662
	2014	2.045	2.204	3,005,635
	2013	1.532	2.045	1,883,040
	2012	1.311	1.532	2,502,811
	2011	1.349	1.311	3,036,603
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2013	1.082	1.151	—
	2012	0.898	1.082	2,243,900
	2011	0.978	0.898	2,581,236
BHFTI Invesco Global Equity Subaccount (Class B) (4/13)	2020	1.777	2.236	475,196
	2019	1.370	1.777	659,624
	2018	1.600	1.370	809,640
	2017	1.186	1.600	1,019,191
	2016	1.200	1.186	1,219,995
	2015	1.171	1.200	1,346,162
	2014	1.163	1.171	1,540,058
	2013	1.015	1.163	1,898,470
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/20)	2020	2.002	2.645	1,405
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.986	2.048	—
	2015	2.053	1.986	464,997
	2014	1.980	2.053	578,824
	2013	1.857	1.980	654,966

PrimElite — Separate Account Charges 1.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	1.663	1.857	713,779
	2011	1.609	1.663	883,205
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2020	2.424	2.702	3,423,032
	2019	1.916	2.424	3,655,600
	2018	2.259	1.916	4,046,438
	2017	1.788	2.259	4,425,469
	2016	1.829	1.788	4,990,031
	2015	1.888	1.829	5,495,037
	2014	2.058	1.888	6,168,966
	2013	1.750	2.058	6,961,589
	2012	1.521	1.750	8,267,232
	2011	1.727	1.521	10,243,266
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.901	1.014	—
	2011	0.927	0.901	862,935
BHFTI Pioneer Fund Subaccount (Class B) (5/09)	2016	1.302	1.310	—
	2015	1.324	1.302	89,014
	2014	1.210	1.324	100,039
	2013	0.925	1.210	111,507
	2012	0.850	0.925	116,388
	2011	0.906	0.850	131,075
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.747	1.792	—
	2015	1.795	1.747	2,909,221
	2014	1.741	1.795	3,511,290
	2013	1.739	1.741	3,877,179
	2012	1.580	1.739	4,324,898
	2011	1.546	1.580	4,883,235
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2014	1.354	1.383	—
	2013	1.026	1.354	402,353
	2012	0.882	1.026	513,256
	2011	0.932	0.882	604,479
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.130	2.163	9,371,290
	2019	1.706	2.130	10,286,594
	2018	1.903	1.706	11,535,962
	2017	1.648	1.903	12,787,294
	2016	1.440	1.648	14,183,770
	2015	1.513	1.440	16,326,413
	2014	1.385	1.513	18,825,459
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class E) (4/06)	2020	1.492	1.595	161,136
	2019	1.379	1.492	155,121
	2018	1.406	1.379	197,805
	2017	1.372	1.406	248,967
	2016	1.351	1.372	338,458
	2015	1.364	1.351	397,576
	2014	1.294	1.364	461,750
	2013	1.324	1.294	536,258
	2012	1.250	1.324	707,531
	2011	1.192	1.250	943,649
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2020	3.149	4.361	1,838
	2019	2.408	3.149	6,411
	2018	2.388	2.408	7,101
	2017	1.811	2.388	7,469
	2016	1.837	1.811	7,991
	2015	1.756	1.837	8,363
	2014	1.637	1.756	8,737
	2013	1.239	1.637	12,197
	2012	1.100	1.239	20,487
	2011	1.227	1.100	23,880
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.090	1.078	3,670,025
	2019	1.084	1.090	3,511,674
	2018	1.081	1.084	3,963,422
	2017	1.089	1.081	5,116,135
	2016	1.102	1.089	5,983,143
	2015	1.117	1.102	6,691,212
	2014	1.133	1.117	7,861,804
	2013	1.149	1.133	9,099,047
	2012	1.165	1.149	11,255,690
	2011	1.182	1.165	15,040,724

PrimElite — Separate Account Charges 1.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)	2020	2.408	2.635	205,824
	2019	1.869	2.408	231,512
	2018	1.902	1.869	263,005
	2017	1.624	1.902	298,953
	2016	1.538	1.624	319,626
	2015	1.527	1.538	29,889
	2014	1.403	1.527	44,858
	2013	1.067	1.403	56,907
	2012	0.961	1.067	121,043
	2011	1.085	0.961	197,230
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	2.687	3.486	7,409,186
	2019	2.048	2.687	8,047,603
	2018	2.205	2.048	8,974,709
	2017	1.786	2.205	9,856,634
	2016	1.721	1.786	10,928,103
	2015	1.698	1.721	12,517,300
	2014	1.550	1.698	14,316,283
	2013	1.185	1.550	16,538,114
	2012	1.084	1.185	19,312,119
	2011	1.135	1.084	23,160,518
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	1.644	2.535	9,453,788
	2019	1.258	1.644	10,706,289
	2018	1.275	1.258	12,105,192
	2017	0.944	1.275	13,382,041
	2016	0.958	0.944	15,085,608
	2015	0.879	0.958	17,401,444
	2014	0.820	0.879	20,677,445
	2013	0.608	0.820	23,965,190
	2012	0.534	0.608	28,397,109
	2011	0.540	0.534	32,773,268
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	2.727	2.946	7,948,136
	2019	2.302	2.727	8,608,389
	2018	2.478	2.302	9,820,411
	2017	2.239	2.478	11,013,032
	2016	2.083	2.239	12,293,714
	2015	2.120	2.083	13,729,370
	2014	1.983	2.120	15,484,409
	2013	1.693	1.983	17,697,315
	2012	1.542	1.693	20,990,448
	2011	1.530	1.542	25,809,784
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.225	4.345	246,229
	2019	2.504	3.225	324,568
	2018	2.569	2.504	312,150
	2017	1.952	2.569	323,058
	2016	1.950	1.952	378,999
	2015	1.789	1.950	428,882
	2014	1.667	1.789	372,245
	2013	1.218	1.667	392,437
	2012	1.041	1.218	465,167
	2011	1.070	1.041	536,411
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	37.463	39.495	92,849
	2019	33.183	37.463	102,281
	2018	34.982	33.183	121,922
	2017	32.777	34.982	138,366
	2016	31.570	32.777	168,061
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.220	1.268	2,997,219
	2019	1.165	1.220	3,089,610
	2018	1.168	1.165	3,345,926
	2017	1.161	1.168	3,826,179
	2016	1.160	1.161	4,237,328
	2015	1.168	1.160	4,213,811
	2014	1.150	1.168	5,198,173
	2013	1.174	1.150	5,860,485
	2012	1.150	1.174	7,167,281
	2011	1.103	1.150	7,917,289
Fidelity® Variable Insurance Products
Fidelity VIP Equity-Income Subaccount (Service Class 2) (1/02)	2020	2.736	2.871	333,148
	2019	2.183	2.736	373,996

PrimElite — Separate Account Charges 1.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.420	2.183	421,757
	2017	2.179	2.420	442,185
	2016	1.877	2.179	491,385
	2015	1.988	1.877	561,329
	2014	1.858	1.988	616,757
	2013	1.474	1.858	751,885
	2012	1.277	1.474	872,756
	2011	1.287	1.277	971,815
Fidelity VIP Mid Cap Subaccount (Service Class 2) (1/02)	2020	4.281	4.975	527,084
	2019	3.524	4.281	654,342
	2018	4.194	3.524	723,900
	2017	3.528	4.194	926,178
	2016	3.197	3.528	1,068,376
	2015	3.295	3.197	1,277,494
	2014	3.152	3.295	1,495,524
	2013	2.352	3.152	1,678,038
	2012	2.083	2.352	2,059,080
	2011	2.369	2.083	2,714,832
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Income VIP Subaccount (Class 2) (4/08)	2020	7.458	7.405	306,913
	2019	6.517	7.458	323,229
	2018	6.906	6.517	358,288
	2017	6.386	6.906	373,303
	2016	5.679	6.386	380,783
	2015	6.197	5.679	444,625
	2014	6.007	6.197	491,211
	2013	5.346	6.007	523,597
	2012	4.813	5.346	577,163
	2011	4.767	4.813	563,384
FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (1/02)	2020	2.528	2.367	567,158
	2019	2.092	2.528	854,817
	2018	2.333	2.092	996,040
	2017	2.183	2.333	1,135,683
	2016	1.908	2.183	1,241,842
	2015	2.035	1.908	1,392,785
	2014	1.927	2.035	1,525,391
	2013	1.523	1.927	1,666,867
	2012	1.352	1.523	2,191,081
	2011	1.386	1.352	2,623,659
FTVIPT Templeton Growth Securities Subaccount (Class 2) (1/02)	2011	1.377	1.537	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.653	3.087	20,245,824
	2019	2.151	2.653	22,814,149
	2018	2.380	2.151	24,803,248
	2017	2.075	2.380	27,357,714
	2016	2.080	2.075	29,840,075
	2015	2.146	2.080	33,337,064
	2014	1.808	2.146	37,353,336
	2013	1.241	1.808	44,411,235
	2012	1.060	1.241	54,098,687
	2011	1.049	1.060	66,325,439
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.553	1.562	—
	2013	1.191	1.553	19,845,723
	2012	1.051	1.191	23,981,304
	2011	1.136	1.051	30,584,438
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (7/98)	2020	3.427	3.879	25,483,692
	2019	2.676	3.427	28,179,491
	2018	2.762	2.676	31,372,298
	2017	2.343	2.762	35,150,251
	2016	2.165	2.343	38,921,770
	2015	2.161	2.165	43,724,241
	2014	1.974	2.161	49,762,010
	2013	1.540	1.974	57,627,472
	2012	1.347	1.540	68,494,201
	2011	1.331	1.347	85,367,192
LMPVET ClearBridge Variable Capital Subaccount (2/04)	2011	1.029	1.088	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/00)	2011	0.765	0.832	—

PrimElite — Separate Account Charges 1.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)	2020	2.731	2.899	3,909,254
	2019	2.104	2.731	4,272,594
	2018	2.243	2.104	4,783,900
	2017	1.909	2.243	5,212,853
	2016	1.683	1.909	5,791,103
	2015	1.784	1.683	6,686,761
	2014	1.592	1.784	7,425,064
	2013	1.282	1.592	8,573,894
	2012	1.138	1.282	10,370,652
	2011	1.157	1.138	12,544,647
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (2/04)	2020	2.515	2.666	553,087
	2019	1.941	2.515	692,056
	2018	2.072	1.941	745,659
	2017	1.765	2.072	807,123
	2016	1.560	1.765	832,480
	2015	1.655	1.560	933,072
	2014	1.479	1.655	1,001,992
	2013	1.193	1.479	1,043,071
	2012	1.061	1.193	1,095,144
	2011	0.999	1.061	1,166,319
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)	2020	3.271	4.217	784,275
	2019	2.510	3.271	914,795
	2018	2.545	2.510	941,979
	2017	2.052	2.545	1,037,177
	2016	1.938	2.052	1,099,593
	2015	1.790	1.938	1,229,343
	2014	1.592	1.790	1,426,191
	2013	1.171	1.592	1,651,912
	2012	0.987	1.171	2,003,453
	2011	1.008	0.987	2,324,117
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/07)	2020	2.437	2.529	8,559,028
	2019	1.917	2.437	9,325,173
	2018	2.134	1.917	10,876,088
	2017	1.884	2.134	12,090,236
	2016	1.691	1.884	13,521,291
	2015	1.766	1.691	14,946,371
	2014	1.603	1.766	17,143,305
	2013	1.228	1.603	20,090,639
	2012	1.069	1.228	24,065,433
	2011	1.033	1.069	29,090,503
LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (5/01)	2020	2.996	3.408	1,111,663
	2019	2.286	2.996	1,198,641
	2018	2.650	2.286	1,353,003
	2017	2.382	2.650	1,480,994
	2016	2.209	2.382	1,570,552
	2015	2.190	2.209	1,845,661
	2014	2.054	2.190	2,066,584
	2013	1.516	2.054	2,574,489
	2012	1.304	1.516	3,047,175
	2011	1.377	1.304	3,850,119
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.811	5.383	1,115,083
	2019	3.046	3.811	1,217,120
	2018	2.987	3.046	1,310,909
	2017	2.437	2.987	1,464,931
	2016	2.336	2.437	1,606,713
	2015	2.477	2.336	1,843,849
	2014	2.414	2.477	2,060,036
	2013	1.665	2.414	2,299,318
	2012	1.414	1.665	2,665,463
	2011	1.414	1.414	3,234,934
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (7/98)	2011	0.833	0.897	—
LMPVET QS Variable Conservative Growth Subaccount (Class I) (7/98)	2020	2.388	2.613	9,170,092
	2019	2.063	2.388	10,594,181
	2018	2.189	2.063	11,728,770
	2017	1.955	2.189	13,399,627
	2016	1.845	1.955	15,059,597
	2015	1.894	1.845	17,416,855
	2014	1.831	1.894	20,327,300
	2013	1.610	1.831	23,578,622
	2012	1.443	1.610	28,071,204

PrimElite — Separate Account Charges 1.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	1.447	1.443	34,035,943
LMPVET QS Variable Growth Subaccount (Class I) (7/98)	2020	2.209	2.423	6,589,914
	2019	1.827	2.209	7,175,452
	2018	2.016	1.827	8,553,940
	2017	1.713	2.016	9,607,084
	2016	1.601	1.713	10,563,201
	2015	1.660	1.601	11,767,160
	2014	1.609	1.660	13,067,172
	2013	1.289	1.609	14,835,114
	2012	1.128	1.289	17,358,725
	2011	1.171	1.128	21,314,723
LMPVET QS Variable Moderate Growth Subaccount (Class I) (6/98)	2020	2.188	2.396	9,433,638
	2019	1.842	2.188	10,212,249
	2018	1.994	1.842	11,372,502
	2017	1.732	1.994	12,514,762
	2016	1.626	1.732	14,180,644
	2015	1.679	1.626	15,393,100
	2014	1.623	1.679	18,002,824
	2013	1.351	1.623	20,752,056
	2012	1.196	1.351	24,773,643
	2011	1.220	1.196	30,200,813
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (7/98)	2020	2.124	2.289	3,177,424
	2019	1.920	2.124	3,933,562
	2018	1.992	1.920	4,408,613
	2017	1.910	1.992	5,027,461
	2016	1.853	1.910	5,504,963
	2015	1.856	1.853	6,170,235
	2014	1.889	1.856	7,198,465
	2013	1.754	1.889	8,055,680
	2012	1.509	1.754	9,544,473
	2011	1.494	1.509	11,661,742
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (2/04)	2011	1.000	0.989	—
Pioneer Variable Contracts Trust
Pioneer Fund VCT Subaccount (Class II) (1/02)	2011	1.398	1.496	—
Pioneer VCT Mid Cap Value Subaccount (Class II) (1/02)	2020	2.957	2.970	278,162
	2019	2.341	2.957	303,664
	2018	2.950	2.341	362,926
	2017	2.650	2.950	404,493
	2016	2.312	2.650	449,332
	2015	2.504	2.312	526,358
	2014	2.212	2.504	612,663
	2013	1.690	2.212	826,432
	2012	1.546	1.690	1,009,123
	2011	1.665	1.546	1,237,896
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/00)	2014	1.201	1.294	3,380,110
	2013	1.026	1.201	3,742,650
	2012	0.940	1.026	4,423,958
	2011	0.953	0.940	5,416,182
Universal Institutional Funds, Inc.
UIF U.S. Real Estate Subaccount (Class I) (5/05)	2014	1.560	1.740	—
	2013	1.550	1.560	1,238,569
	2012	1.357	1.550	1,707,556
	2011	1.299	1.357	2,213,212
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2020.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2020 are displayed below. Please see Appendix B, if applicable, for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, AllianceBernstein Variable Product Series Fund, Inc.-Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Government Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio – Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio – Class I and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, The Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio - Class I was replaced by Met Investors Series Trust-Clarion Global Real Estate Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Growth and Income Fund - Series II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class B was exchanged for Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Appendix B

Additional Information Regarding Underlying Funds
The following Underlying Funds were subject to a name change or a fund substitution. The chart below identifies the former name and new name of the Underlying Funds, and the name of the Trust of which each Underlying Fund is a part.
Underlying Fund Name Changes
Former Underlying Fund	New Underlying Fund
American Funds Insurance Series	American Funds Insurance Series
American Funds Bond Fund – Class 2	American Funds The Bond Fund of America – Class 2

Underlying Fund Substitution
Former Underlying Fund	New Underlying Fund
Legg Mason Partners Variable Equity Trust	Brighthouse Fund Trust I
ClearBridge Variable Aggressive Growth Portfolio – Class I	Loomis Sayles Growth Portfolio – Class A
B-1

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Appendix C

Contents of the Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:
THE INSURANCE COMPANY
THE SEPARATE ACCOUNT
SERVICES
PRINCIPAL UNDERWRITER
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
VALUATION OF ASSETS
FEDERAL TAX CONSIDERATIONS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CUSTODIAN
CONDENSED FINANCIAL INFORMATION
FINANCIAL STATEMENTS

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 30, 2021 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075.
Name:

Address:

BLIC-Book-18
(1)	Please note that this is a new address effective September 8, 2020. This new address does not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant.
If any of the above apply, please use this address P.O. Box 7104, Troy, MI 48007-7104.
C-1

PrimElite
STATEMENT OF ADDITIONAL INFORMATION
DATED
April 30, 2021
FOR
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
Brighthouse Life Insurance Company
This Statement of Additional Information (“SAI”) contains information in addition to the information described in the Prospectus for the variable annuity contracts (the “Contracts”) offered by Brighthouse Life Insurance Company (the “Company”, “we” or “our”).
This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectuses may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075(1), calling 888-243-1932(1) or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
(1)	Please note that this is a new phone number and new address do not apply if you own this product AND any of the following apply to your contract:
(a)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(b)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(c)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,
If any of the above apply, please use this phone number 833-208-3018 or this address Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104.
BLIC-Book-18

The Insurance Company
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account Eleven for Variable Annuitieis (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Insurance Company of Connecticut (MICC), adopted a resolution to establish the Separate Account under Delaware insurance law on November 14, 2002. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
2

SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to services agreements, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $24,137,059.
Principal Underwriter
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
Principal Underwriting and Distribution Agreement
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
Valuation of Assets
Funding Options. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.
The Contract Value. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period
3

relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the funding option at the beginning of the valuation period.
The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.
Accumulation Unit Value. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.
Annuity Unit Value. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 × 1.000081.)
Calculation Of Money Market Yield
From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:
Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1
Where:
Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.
AUV Change = Current AUV - Prior AUV.
Contract Charge Adjustment = Average AUV * Period Charge.
Average AUV = (Current AUV + Prior AUV) / 2.
Period Charge = Annual Contract Fee * (7/365).
Prior AUV = Unit value as of 7 days prior.
Current AUV = Unit value as of the reporting period (last day of the month).
We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:
Base Return = AUV Change / Prior AUV
Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund’s operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.
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Federal Tax Considerations
The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.
Mandatory Distributions for Qualified Plans
Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a Section 403(b) annuity or other qualified plan attains age 72 (age 70½ if the participant was born on or before June 30, 1949) or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 72 (age 70½ if the Contract Owner was born on or before June 30, 1949) regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Nonqualified Annuity Contracts
Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by a non-natural person (other than a trust or other entity holding the annuity as an agent for a natural person), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).
If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.
Those receiving partial distributions made before commencement of annuity payments will generally be taxed on an income first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be
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administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 for 2021, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $58,000 for 2021 for each participant. The Internal Revenue Services has not reviewed the Contract for qualifications as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.
Simple Plan IRA Form
Employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $13,500 for 2021 (which may be indexed for inflation for future years) and additional “catch-up contributions” may be made by individuals age 50 or over. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA be held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
Qualified Pension and Profit-Sharing Plans
Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer generally are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.
Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.
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The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2021 is $58,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) is $19,500 for 2021. The annual limit may be indexed for inflation in future years. Additional “catch-up contributions” may be made by individuals age 50 or over.
Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon generally may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59½, or in the case of hardship.
Section-403(b) Plans
Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees generally are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($19,500 for 2021).
Generally distributions of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989 are not allowed prior to attainment of age 59½, severance from employment, death or disability. Salary reduction contribution may also be distributed upon financial hardship but are generally subject to penalties.
Federal Income Tax Withholding
The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:
1.	Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Other Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities
There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:
(a)	a periodic settlement distribution is elected based upon a life or life expectancy calculation, or
(b)	a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or
(c)	a minimum required distribution as defined under the tax law is taken after the attainment of the age of 72 or as otherwise required by law, or
(d)	the distribution is a hardship distribution.
A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.
2.	Other Non-Periodic Distributions (full or partial redemptions)
To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.
3.	Periodic Distributions (distributions payable over a period greater than one year)
The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient
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may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.
Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.
Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
Custodian
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-21262, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
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Part C
Other Information
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are incorporated by reference in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2020
(3)	Statements of Operations for the year ended December 31, 2020
(4)	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company and subsidiaries are incorporated by reference in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2020 and 2019
(3)	Consolidated Statements of Operations for the years ended December 31, 2020, 2019, and 2018
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018
(5)	Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b)	Exhibits
Exhibit
Number	Description
1(a).	Resolutions of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)
1(b).	Resolutions of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account PF for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File Nos. 333-152258/811-21262, filed November 20, 2008.)
1(c).	Resolutions of MetLife Insurance Company of Connecticut’s Board of Directors, dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
2.	Not Applicable
3(a).	Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152258/811-21262 filed on April 8, 2009.)

Exhibit Number	Description
3(a)(i).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
3(a)(ii).	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
3(b).	Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)
3(c).	Master Retail Sales Agreement (MLIDC) (9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)
3(d).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)
3(e).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
3(f).	Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Exhibit 3(g) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
3(g).	Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.)
4(a).	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4 EL, File No. 333-32589, filed July 31, 1997.)
4(b).	Company Name Change Endorsement. The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(c).	Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(d).	Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(e).	403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)
4(f).	Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company

Exhibit Number	Description
USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
4(g).	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
5(a).	Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32589, filed November 4, 1997.)
5(b).	Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
6(a).	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 17, 2014). (Incorporated herein by reference to Exhibit 6(a)(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(b).	Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(a)(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(c).	Copy of Certificate of Amendment of Certificate of Incorporation of MetLife Insurance Company USA (effective March 6, 2017). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
6(d).	Copy of Amended and Restated By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
7(a).	Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)
7(b).	Variable Annuity Death Benefit Reinsurance Agreement (effective June 30, 1998) between The Travelers Life and Annuity Company, The Travelers Insurance Company and Connecticut General Life Insurance Company, Amendment No. 1, and Notice Letter of termination of new business. (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152258/811-21262, filed April 6, 2012.)
7(c).	Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
7(d).	Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
7(e).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176.) (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)

Exhibit Number	Description
7(f).	Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
7(g).	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
7(h).	Partition and Novation Agreement by and between MetLife Insurance Company of Connecticut, Connecticut General Life Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2014). (Incorporated herein by reference to Exhibit No. 7(h) to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152258/811-21262, filed on April 9, 2015.)
7(i).	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File No. 333-101778/811-21262, filed on April 6, 2016.)
8(a).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)
8(a)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(a)(ii).	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
8(b).	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
8(b)(i).	First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(b)(ii).	Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No.

Exhibit Number	Description
4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(b)(iii).	Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
8(b)(iv).	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
8(c).	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(c)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)
8(c)(ii).	Amendment No. 7 to the Participation Agreement among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)
8(c)(iii).	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(c)(iv).	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(c)(v).	Tenth Amendment to the Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(d).	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

Exhibit Number	Description
8(d)(i).	Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(d)(ii).	Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(d)(iii).	Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)
8(d)(iv).	Amendment No. 7 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)€ to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(d)(v).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit No.8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(d)(vi).	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(e).	Participation Agreement among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(e)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(e)(ii).	Second Amendment to Participation Agreement among Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)
8(e)(iii)	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company , Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable

Exhibit Number	Description
Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262 filed April 3, 2020.)
8(f).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(f)(i).	Amendment No. 3 dated May 1, 2011 to the Participation Agreement among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)
8(f)(ii).	Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200288/811-03365, filed on November 17, 2014.)
8(g).	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Investment Management, Inc. and Morgan Stanley Distributors Inc. effective May 1, 2005 and an Amendment to the Amended and Restated Participation Agreement (effective November 10, 2008.) (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-152232, filed April 7, 2009.)
8(g)(i).	Amendment No. 3 dated June 11, 2015 to the Participation Agreement dated May 1, 2005 between MetLife Insurance Company USA, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (Incorporated herein by reference to Exhibit 8(f)(ii) to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed on April 6, 2016.)
8(h).	Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(h)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)
8(h)(ii).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)
8(h)(iii).	Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds and Invesco Distributors, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed on November 17, 2014.)

Exhibit Number	Description
8(h)(iv).	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(c)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(h)(v).	Amendment No. 8 to Participation Agreement among AIM Variable Insurance Funds ) (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective 01-01-2021). (Incorporated herein by reference to Exhibit 8(c)(v) to Post-Effective Amendment No. 33 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 7, 2021.
8(i).	Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(i)(i).	Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(i)(ii).	Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed on November 17, 2014.)
8(i)(iii).	Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)
8(j).	Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(n) to Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
8(j)(ii).	Amendment Nos. 1 and 2 among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and Brighthouse Life Insurance Company (effective 02-24-2020 and 01-01-2021, respectively.) (Incorporated herein by reference to Exhibit 8(n)(i) to Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2021.)
9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9. to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152258/811-21262 filed November 20, 2008.)
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
11.	Not Applicable
12.	Not Applicable
13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar, and Lynn A. Dumais. (Filed herewith.)

Exhibit Number	Description
Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2021, there were 149,333 owners of qualified contracts and 32,491 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).
Item 28. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
The Brighthouse Life Insurance Company hereby represents:
(a)	That the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 1st day of April, 2021.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (Registrant)

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 1, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate Attorney-in-Fact, April 1, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13	Powers of Attorney